THE COMPANY AND ITS SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and applicable rules and regulations of the Securities and Exchange Commission (SEC) regarding interim financial reporting. The unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and reflect all normal and recurring adjustments that are, in the opinion of management, necessary to present fairly the Company’s financial position, results of operations, comprehensive loss, changes in redeemable convertible preferred stock and stockholders’ equity (deficit), and cash flows for the periods presented. The results of operations for the three and nine months ended March 31, 2020 are not necessarily indicative of the results to be expected for the year ending June 30, 2020 or for any other future annual or interim period. The unaudited condensed consolidated balance sheet as of June 30, 2019 included herein was derived from the audited financial statements as of that date, but does not include all disclosures including certain notes required by U.S. GAAP on an annual reporting basis. All significant intercompany accounts and transactions have been eliminated.

These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s final prospectus filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, on December 12, 2019 (Prospectus).

Basis of Presentation and Principles of Consolidation—The accompanying consolidated financial statements include the accounts of the Company and were prepared in conformity with U.S. generally accepted accounting principles (GAAP). Intercompany accounts and transactions have been eliminated.

Stock Split

Stock Split

On November 27, 2019, the Company filed an amendment to its amended and restated certificate of incorporation to effect a reverse split of shares of the Company’s issued and outstanding redeemable convertible preferred stock, common stock and non-voting common stock on a 2-for-1 basis. The par value and authorized shares of the redeemable convertible preferred stock, common stock and non-voting common stock were not adjusted as a result of the reverse stock split. All references to the redeemable convertible preferred stock, common stock, non-voting common stock, options to purchase common stock, early exercised stock options, warrants to purchase redeemable convertible preferred stock, warrants to purchase common stock, per share amounts and related information contained in the condensed consolidated financial statements have been retroactively adjusted to reflect the effect of the reverse stock split for all periods presented.

Stock Split—On November 27, 2019, the Company filed an amendment to its amended and restated certificate of incorporation to effect a reverse split of shares of the Company’s issued and outstanding redeemable convertible preferred stock, common stock and non-voting common stock on a 2-for-1 basis. The par value and authorized shares of the redeemable convertible preferred stock, common stock and non-voting common stock were not adjusted as a result of the reverse stock split. All references to the redeemable convertible preferred stock, common stock, non-voting common stock, options to purchase common stock, early exercised stock options, warrants to purchase redeemable convertible preferred stock, warrants to purchase common stock, per share amounts and related information contained in the consolidated financial statements have been retroactively adjusted to reflect the effect of the reverse stock split for all periods presented.

Segment Reporting

Segment Reporting

The Company operates as one operating segment because its chief operating decision maker, who is the Chief Executive Officer, reviews its financial information on a consolidated basis for purposes of making decisions regarding allocating resources and assessing performance. All long-lived assets are located in the United States and all revenue is generated in the United States.

Segment Reporting—The Company operates as one operating segment because its chief operating decision maker, who is its Chief Executive Officer, reviews its financial information on a consolidated basis for purposes of making decisions regarding allocating resources and assessing performance. All long-lived assets are located in the United States and all revenue is generated in the United States.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make various estimates and assumptions that affect the amounts reported and disclosed in the condensed consolidated financial statements and the accompanying notes. Management regularly assesses these estimates, including those related to fair value of common stock prior to the Company’s IPO and stock-based compensation, fair value of redeemable convertible preferred stock warrant liabilities up until the date of the Company’s IPO, useful lives of property and equipment, the attribution method used to recognize revenue on annual contracts, reserve for sales tax obligations, reserve for losses on funds held for customers, and income taxes. The Company evaluates these estimates and assumptions and adjusts those estimates and assumptions accordingly. Actual results could differ from those estimates, and such differences may be material to the condensed consolidated financial statements.

Use of Estimates—The preparation of consolidated financial statements in conformity with GAAP requires management to make various estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and the accompanying notes. Management regularly assesses these estimates, including those related to fair value of common stock and stock-based compensation, fair value of redeemable convertible preferred stock warrant liabilities, the attribution method used to recognize revenue on annual contracts, useful lives of property and equipment, reserve for sales tax obligations, reserve for losses on funds held for customers and income taxes. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Funds held for customers and customer fund deposits

Funds held for customers and customer fund deposits—Funds held for customers and the corresponding liability on customer fund deposits represent funds that are collected from customers for payments to their suppliers and funds that are collected on behalf of customers. Generally, these funds held for customers are initially deposited in separate bank accounts until remitted to the customers’ suppliers or to the customers. The funds held for customers are restricted for the purpose of satisfying the customers’ fund obligations and are not available for general business use by the Company. The Company partially invests funds held for customers in highly liquid investments with maturities of three months or less and in marketable debt securities with maturities of more than three months to one year at the time of purchase. Funds held for customers that are invested in marketable debt securities are classified as available-for-sale. These investments are carried at fair value, with unrealized gains or losses included in accumulated other comprehensive (loss) income on the consolidated balance sheets and as a component of the consolidated statements of comprehensive loss. The Company contractually earns interest on funds held for customers with associated counterparties.

Cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash—Cash and cash equivalents consist of cash in banks and highly liquid investments with maturities of three months or less at the time of purchase. Restricted cash consists of cash collateral required by a bank in connection with the Company’s money transmission activities and cash in bank deposits required by the Company’s lessors to satisfy letter of credit requirements under its lease agreements. The current portion of restricted cash is included in prepaid expenses and other current assets, and the non-current portion of restricted cash is included in other assets in the accompanying consolidated balance sheets.

Short-term investments

Short–term investments—The Company invests excess cash in marketable debt securities with maturities of more than three months and less than one year. These securities are classified as available-for-sale and recorded at fair value. Unrealized gains or losses are included in accumulated other comprehensive (loss) income on the consolidated balance sheets and as a component of the consolidated statements of comprehensive loss. An impairment loss is recognized when the decline in fair value of the marketable debt securities is determined to be other than temporary. The Company periodically evaluates its investments to determine if impairment charges are required. The Company determined that there was no other-than-temporary impairment on short-term investments during the years ended June 30, 2018 and 2019.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains its cash and cash equivalents and short-term investments with major financial institutions that may at times exceed federally insured limits. Management believes that these financial institutions are financially sound and the Company has not experienced material losses. There were no customers that exceeded 10% of the Company’s total revenue during the three and nine months ended March 31, 2019 and 2020.

Concentrations of credit risk—Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, and accounts receivable. The Company maintains its cash and cash equivalents and short-term investments with major financial institutions that may at times exceed federally insured limits. Management believes that these financial institutions are financially sound and the Company has not experienced any losses. There were no customers that exceeded 10% of the Company’s total revenue for the years ended June 30, 2018 and 2019.

Accounts receivable, unbilled revenue and allowance for doubtful accounts

Accounts receivable, unbilled revenue and allowance for doubtful accounts—Accounts receivable are recorded at the invoiced amount, net of an allowance for doubtful accounts. Unbilled revenue is recorded based on amounts that the Company expects to invoice to customers in the subsequent period. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of the accounts receivable. The Company regularly reviews the adequacy of the allowance for doubtful accounts by considering the age of each outstanding invoice and the collection history of each customer to determine whether a specific allowance is appropriate. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified. For all periods presented, the allowance for doubtful accounts was not significant.

Property and equipment

Property and equipment—Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the respective assets, generally one to five years. Leasehold improvements are amortized over the shorter of estimated useful lives of the assets or the lease term. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation and amortization are removed from the accounts and the resulting gain or loss is reflected in the consolidated statements of operations.

Capitalized internal-use software

Capitalized internal-use software—The Company capitalizes internal and external direct costs incurred related to obtaining or developing internal-use software. Costs incurred during the application development stage are capitalized and are amortized using the straight-line method over the estimated useful lives of the software, generally three years commencing on the first day of the month following when the software is ready for its intended use. Costs related to planning and post-implementation activities are expensed as incurred. During the years ended June 30, 2018 and 2019, the Company capitalized $0.7 million and $1.6 million, respectively, in software development costs. As of June 30, 2018 and 2019, the unamortized internal-use software was $1.3 million and $2.3 million, respectively.

Impairment of long-lived assets

Impairment of long-lived assets—Long-lived assets, such as property and equipment and capitalized internal-use software, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated future cash flows, an impairment charge is recognized to the extent that the carrying value exceeds its fair value. There were no impairment charges recognized during the years ended June 30, 2018 and 2019.

Deferred offering costs

Deferred offering costs—Deferred offering costs consist primarily of legal and other fees related to the proposed IPO. The deferred offering costs will be offset against IPO proceeds upon the consummation of the IPO. If the IPO is aborted, deferred offering costs will be expensed. As of June 30, 2018, the Company had no deferred offering costs that were capitalized. As of June 30, 2019, the Company capitalized $0.4 million of deferred offering costs, which are included in other assets in the accompanying consolidated balance sheets.

Redeemable convertible preferred stock warrants

Redeemable convertible preferred stock warrants—Freestanding warrants to purchase shares of the Company’s redeemable convertible preferred stock are accounted for as liabilities on the consolidated balance sheets at their estimated fair value because the shares underlying the warrants contain contingent redemption features outside the Company’s control. Fair value is measured using the Black-Scholes option-pricing model. The warrants are remeasured to fair value at the end of each reporting period with changes in fair value recorded in general and administrative expenses in the consolidated statements of operations.

Revenue recognition

Revenue recognition—The Company generates revenue from two primary sources: (1) subscription and transaction fees and (2) interest on funds held for customers. The Company’s customers include small and midsize businesses (SMB), accounting firms and financial institutions.

Subscription and transaction fees by customer category are comprised of the following for the years ended June 30, 2018 and 2019 (in thousands):

	Year ended June 30,
	2018	2019
SMB and accounting firm customers	$50,138	$76,292
Financial institution customers	6,854	9,659

Total subscription and transaction fees	$56,992	$85,951

Subscription and Transaction Fees

The Company enters into contracts with SMB and accounting firm customers to provide access to the functionality of the Company’s cloud-based payments platform to process transactions. These contracts are either cancelable arrangements paid monthly in arrears that can be terminated by either party without a penalty at any time or non-cancelable annual arrangements paid upfront. In July 2019, the Company updated its terms of service for cancelable contracts, whereby cancellations become effective at the end of the monthly subscription period in which the last transaction is processed. The Company charges its SMB and accounting firm customers subscription fees for access to its platform based on the number of users and level of service. The Company also charges these customers transaction fees based on actual transaction volume and the category of transaction. The contractual price for subscription and transaction activities is based on either the negotiated fees or the rates published on the Company’s website.

The Company’s contracts with SMB and accounting firm customers are generally comprised of a single performance obligation to provide access to the functionality of the Company’s platform to process transactions. The Company accounts for open-ended cancelable contracts as a daily service. Subscription revenue for such contracts is recognized ratably over the period that the customers have access to the platform. Transaction revenue is recognized on the date the transactions are processed by the Company.

The Company accounts for its annual and monthly contracts as a series of distinct services satisfied over time. The Company determines the transaction price for such contracts by estimating the total consideration to be received over the contract term from subscription and transaction fees. The Company recognizes the transaction price from annual contracts as a single performance obligation based on the proportion of transactions processed to the total estimated transactions to be processed over the contract period.

Arrangements with Financial Institutions

The Company enters into multi-year contracts with financial institution customers that typically include fees for initial implementation services that are paid during the period the implementation services are provided as well as fees for subscription and transaction processing services, which are subject to guaranteed monthly minimum fees that are paid monthly over the contract term. These contracts enable the financial institutions to provide their customers with access to online bill pay services through the financial institutions’ online platforms. Implementation services are required up-front to establish an infrastructure that allows the financial institutions’ online platforms to communicate with the Company’s online platform. A financial institution’s customers cannot access online bill pay services until implementation is complete and the financial institution has provided acceptance of the implementation services. As such, initial implementation services and transaction processing services are not capable of being distinct from the subscription for online bill pay services and are combined into a single performance obligation. The consideration in these contracts varies based on the number of users and transactions processed. The Company has determined it meets the variable consideration allocation exception and therefore recognizes guaranteed monthly payments and any overages as revenue in the month they are earned. Implementation fees are recognized based on the proportion of transactions processed to the total estimated transactions to be processed over the contract period. The ability of the financial institution customers to renew their contracts without having to pay up-front implementation fees again provides them a material right. Material rights, which have not been significant to date, are treated as separate performance obligations and are recognized over the expected period of benefit. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price.

Remaining Performance Obligations with Financial Institutions

As of June 30, 2019, the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) was $34.0 million. Of this amount, the Company expects to recognize $8.7 million within one year and $25.3 million between one and five years.

Deferred revenue

Subscription and transaction fees from customers with which the Company has annual or multi-year contracts are generally billed in advance. These fees are initially recorded as deferred revenue and subsequently recognized as revenue as the performance obligation is satisfied. Deferred revenue is shown as current or non-current in the consolidated balance sheets. The current portion of the deferred revenue was $3.3 million and $3.5 million as of June 30, 2018 and 2019, respectively. The non-current portion of the deferred revenue was $1.9 million and $1.8 million as of June 30, 2018 and 2019, respectively. Fees for monthly subscription and transaction fees are billed in arrears on a monthly basis. During the year ended June 30, 2019, the Company recognized $3.4 million of revenue that was included in the deferred revenue balance as of June 30, 2018.

Interest on Funds Held for Customers

The Company also earns revenue from interest earned on funds held for customers that are initially deposited into the Company’s bank accounts that are separate from the Company’s operating cash accounts until remitted to the customers or their suppliers. The Company partially invests funds held for customers in highly liquid investments with maturities of three months or less and in marketable debt securities with maturities of three months to one year at the time of purchase. Interest and fees earned are recognized based on the effective interest method and also include the accretion of discounts and the amortization of premiums on marketable debt securities.

Deferred costs—Deferred costs consist of (i) deferred sales commissions that are incremental costs of obtaining customer contracts and (ii) deferred service costs, primarily direct payroll costs, for implementation services provided to customers prior to the launching of the Company’s products for general availability (go-live) to the users. Sales commissions paid on renewals are not material and not commensurate with sales commissions paid on the initial contract. Deferred sales commissions are amortized ratably over four to six years, taking into consideration the initial contract term and expected renewal periods. Deferred service costs are amortized ratably over the estimated benefit period of the capitalized costs starting on the go-live date of the service. The current portion of the deferred sales commissions, which is included in prepaid expenses and other current assets, was $1.1 million and $1.7 million as of June 30, 2018 and 2019, respectively. The non-current portion of the deferred sales commissions, which is included in other assets, was $2.1 million and $3.1 million as of June 30, 2018 and 2019, respectively. The current portion of the deferred service costs, which is included in prepaid expenses and other current assets, was $0.8 million and $0.8 million as of June 30, 2018 and 2019, respectively. The non-current portion of the deferred service costs, which is included in other assets, was $2.3 million and $2.2 million as of June 30, 2018 and 2019, respectively. The amortization of deferred sales commissions was $1.0 million and $1.4 million during the years ended June 30, 2018 and 2019, respectively. The amortization of deferred service costs was $0.4 million and $1.1 million during the years ended June 30, 2018 and 2019, respectively.

Cost of revenue—Cost of revenue consists primarily of personnel-related costs, including stock-based compensation expenses, for the Company’s customer success and payment operations teams, certain costs that are directly attributed to processing customers’ transactions (such as the cost of printing checks, postage for mailing checks, and expenses for processing payments), direct and amortized costs for implementing and integrating the Company’s platform into the customers’ systems, costs for maintaining, optimizing, and securing the Company’s cloud payments infrastructure, amortization of capitalized internal-use software, fees on the investment of customer funds, and allocation of overhead costs.

Research and development		Research and development—Costs incurred in research and development, excluding development costs eligible for capitalization as internal-use software, are expensed as incurred.
Stock-based compensation

Stock-based compensation—The Company uses the grant-date fair-value-based measurements for stock-based compensation using the Black-Scholes option-pricing model. The Company recognizes these compensation costs on a straight-line basis over the requisite service period of the award, which is generally the option vesting term of four years, reduced for the estimated forfeitures at the date of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company estimates the forfeiture rate based on its historical experience for annual grant years where the majority of the vesting terms have been satisfied.

Advertising

Advertising—The Company expenses the costs of advertising, including promotional expenses, as incurred. Advertising expenses during the years ended June 30, 2018 and 2019 were $0.8 million and $3.7 million, respectively.

Other income, net

Other income, net—Other income, net consisted of the following during the years ended June 30, 2018 and 2019 (in thousands):

	Year ended June 30,
	2018	2019
Interest income	$1,058	$3,207
Interest expense	(427)	(825)
Other	1	(49)

	$632	$2,333

Income taxes

Income taxes—The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax liabilities and assets are recognized for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and net operating loss (NOL) and tax credit carryforwards. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for uncertainty in income taxes using a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Company classifies any liabilities for unrecognized tax benefits as current to the extent that the Company anticipates payment (or receipt) of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Net loss per share attributable to common stockholders

Net loss per share attributable to common stockholders—Basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders for all periods presented since the effect of potentially dilutive securities is anti-dilutive given the net loss of the Company.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

The JOBS Act does not preclude an emerging growth company from early adopting new or revised accounting standards. The Company expects to use the extended transition period for any new or revised accounting standards during the period which the Company remains an emerging growth company.

Emerging growth company status—The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the JOBS Act). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (i) no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

The JOBS Act does not preclude an emerging growth company from early adopting new or revised accounting standards. The Company early adopted ASU 2014-09, Revenue from Contracts with Customers (ASC 606) during the year ended June 30, 2018 effective July 1, 2017 utilizing the full retrospective transition method. The Company expects to use the extended transition period for any other new or revised accounting standards during the period which the Company remains an emerging growth company.

New accounting pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2019, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 as well as improves consistent application of and simplifies U.S. GAAP for other areas of Topic 740. ASU 2019-12 is effective for nonpublic business entities in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which requires implementation costs incurred in a hosting arrangement that is a service contract to be capitalized and amortized over the term of the hosting arrangement. ASU 2018-15 is effective for nonpublic business entities in fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-15 removes, modifies and adds certain disclosure requirements under Topic 820, such as the removal of disclosure of valuation process for Level 3 fair value measurements and removal of disclosure of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 is effective for all entities in fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In June 2018, the FASB Issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 is effective for nonpublic business entities in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In November 2016, the FASB issued Accounting ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. Accordingly, restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the total amounts shown on the statement of cash flows at the beginning and at the end of period. ASU 2016-18 is effective for nonpublic business entities in fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. The Company plans to retrospectively adopt this ASU in its annual consolidated financial statements for the year ending June 30, 2020. The adoption of this ASU will change the presentation and classification of corporate restricted cash and restricted cash and cash equivalents included in funds held for customers on its consolidated statements of cash flows.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which addresses the classification of certain specific cash flow issues including debt prepayment or extinguishment costs, settlement of certain debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of certain insurance claims, distributions received from equity method investees, beneficial interests in securitization transactions and the application of the predominance principle on separately identifiable cash flows. ASU 2016-15 is effective for nonpublic business entities in fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. The Company plans to retrospectively adopt this ASU in its annual consolidated financial statements for the year ending June 30, 2020. The Company has not yet determined the impact the adoption of this ASU will have on its consolidated statements of cash flows.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires that credit losses on financial assets, such as trade receivables and available-for-sale debt securities, be recognized as allowance for losses. Credit losses on trade and other receivables will reflect the current estimate of the expected credit losses that generally will result in the earlier recognition of allowances for losses. Credit losses on available-for-sale debt securities with unrealized losses will be recognized as allowances for credit losses limited to the amount by which fair value is below amortized cost. Topic 326 was subsequently amended by ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842) Effective Dates. ASU 2016-13 is effective for nonpublic business entities in fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU 2018-10, Codification Improvements to Topic 842, Leases, ASU 2018-11, Leases (Topic 842): Targeted Improvements, and ASU No. 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815) and Leases (Topic 842) Effective Dates. The new standard establishes a right-of-use model that requires a lessee to recognize a right-of-use (ROU) asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. ASU 2016-02 is effective for nonpublic business entities in fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

New accounting pronouncements:

Adopted

In May 2017, the Financial Accounting Standards Board (FASB) issued ASU 2017-09,Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which clarifies which changes to the terms or conditions of a share-based payment award are subject to the guidance on modification accounting. Entities would apply the modification accounting guidance unless the value, vesting requirements and classification of a share-based payment award are the same immediately before and after a change to the terms or conditions of the award. The Company adopted ASC 2017-09 on July 1, 2018 and it did not have a material impact on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies the accounting for share-based payment transactions, including the income tax consequences and classification of awards as either equity or liabilities. The Company adopted ASC 2016-09 on July 1, 2018 and it did not have a material impact on its consolidated financial statements.

Not Yet Adopted

In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which requires implementation costs incurred in a hosting arrangement that is a service contract to be capitalized and amortized over the term of the hosting arrangement. ASU 2018-15 is effective for nonpublic business entities in fiscal years beginning after December 15, 2020, and interim periods within annual periods beginning December 15, 2021. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13—Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-15 removes, modifies and adds certain disclosure requirements under Topic 820, such as the removal of disclosure of valuation process for Level 3 fair value measurements and removal of disclosure of changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 is effective for all entities in fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In June 2018, the FASB Issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 is effective for nonpublic business entities in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning December 15, 2020. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which provides guidance on the presentation of restricted cash or restricted cash equivalents in the statement of cash flows. Accordingly, restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the total amounts shown on the statement of cash flows at the beginning and at the end of period. ASU 2016-18 is effective for nonpublic business entities in fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. The Company plans to retrospectively adopt this ASU in its annual financial statements for the year ending June 30, 2020. The adoption of this ASU will change the presentation and classification of corporate restricted cash and restricted cash and cash equivalents included in funds held for customers on its consolidated statements of cash flows.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which addresses the classification of certain specific cash flow issues including debt prepayment or extinguishment costs, settlement of certain debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of certain insurance claims, distributions received from equity method investees, beneficial interests in securitization transactions and the application of the predominance principle on separately identifiable cash flows. ASU 2016-15 is effective for nonpublic business entities in fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. Early adoption is permitted. The Company plans to retrospectively adopt this ASU in its annual financial statements for the year ending June 30, 2020. The Company has not yet determined the impact the adoption of this ASU will have on its consolidated statements of cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU 2018-10, Codification Improvements to Topic 842, Leases and ASU 2018-11, Leases (Topic 842): Targeted Improvements. The new standard establishes a right-of-use model that requires a lessee to recognize a right-of-use (ROU) asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. ASU 2016-02 is effective for nonpublic business entities in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is still evaluating the impact of this amendment on its consolidated financial statements.

Prior period adjustments

Prior period adjustments—During the year ended June 30, 2018, the Company recorded an adjustment of $1.5 million (decrease in accumulated deficit at June 30, 2017) to reflect the impact of adopting ASC 606.

Reclassification Within Consolidated Statements of Cash Flows

Reclassification Within Consolidated Statements of Cash Flows—Customer fund deposits represent the Company’s obligation to remit funds collected from customers for payments to their suppliers and funds collected on behalf of customers. The Company has reclassified the net change in customer fund deposits liability in the consolidated statements of cash flows from investing activities to financing activities for all periods presented. The impact of the reclassification during the years ended June 30, 2018 and 2019 was as follows (in thousands):

	Year ended June 30,
	2018	2019
Net cash used in investing activities - as previously reported	$(71,750)	$(5,508)
Impact of reclassification - net change in customer fund deposits liability	(263,671)	(414,293)

Net cash used in investing activities - as reclassified	$(335,421)	$(419,801)

Net cash provided by (used in) financing activities - as previously reported	$62,611	$77,362
Impact of reclassification - net change in customer fund deposits liability	263,671	414,293

Net cash provided by financing activities - as reclassified	$326,282	$491,655

Significant Accounting Policies

Significant Accounting Policies

The Company’s significant accounting policies are discussed in “Index to Consolidated Financial Statements–Note 1. The Company and its Significant Accounting Policies” in the Notes to Consolidated Financial Statements contained in the Prospectus. There have been no significant changes to these policies as described in the Prospectus.